Additional Financial Information of Parent Company - Schedule I Notes (Details)	Dec. 31, 2021
Condensed Financial Statements Captions [Line Items]
Foreign Currency Exchange Rate, Translation	6.3726
Parent Company
Condensed Financial Statements Captions [Line Items]
Foreign Currency Exchange Rate, Translation	6.3726